WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2023 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Communications - 2.2%
Internet Media & Services - 2.2%
Alphabet, Inc. - Class A (a)	37,770	$ 5,012,834

Consumer Discretionary - 5.4%
Leisure Facilities & Services - 2.4%
Domino's Pizza, Inc.	13,451	5,336,550

Retail - Discretionary - 3.0%
Home Depot, Inc. (The)	14,079	4,700,133
O'Reilly Automotive, Inc. (a)	2,388	2,210,787
		6,910,920
Consumer Staples - 10.3%
Beverages - 2.0%
PepsiCo, Inc.	23,840	4,469,046

Food - 1.0%
McCormick & Company, Inc.	24,102	2,156,647

Household Products - 3.1%
Church & Dwight Company, Inc.	42,160	4,033,447
Estee Lauder Companies, Inc. (The) - Class A	16,690	3,004,200
		7,037,647
Retail - Consumer Staples - 4.2%
Dollar General Corporation	23,869	4,030,520
Walmart, Inc.	34,941	5,585,668
		9,616,188
Energy - 8.9%
Oil & Gas Producers - 8.9%
Chevron Corporation	35,397	5,793,073
ConocoPhillips	41,934	4,936,470
EOG Resources, Inc.	37,719	4,998,899
Exxon Mobil Corporation	41,274	4,426,224
		20,154,666

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 19.4%
Banking - 8.0%
Bank of America Corporation	231,669	$ 7,413,408
JPMorgan Chase & Company	36,571	5,776,755
Wells Fargo & Company	107,472	4,960,908
		18,151,071
Institutional Financial Services - 2.7%
Goldman Sachs Group, Inc. (The)	16,969	6,038,758

Insurance - 8.7%
American International Group, Inc.	98,086	5,912,624
Arthur J. Gallagher & Company	20,828	4,473,854
Berkshire Hathaway, Inc. - Class B (a)	12,978	4,567,737
Progressive Corporation (The)	37,004	4,661,764
		19,615,979
Health Care - 15.7%
Biotech & Pharma - 5.4%
Gilead Sciences, Inc.	57,283	4,361,527
Johnson & Johnson	47,226	7,911,772
		12,273,299
Health Care Facilities & Services - 2.6%
UnitedHealth Group, Inc.	11,403	5,774,137

Medical Equipment & Devices - 7.7%
Abbott Laboratories	61,131	6,805,714
Becton, Dickinson & Company	21,627	6,025,715
Danaher Corporation	18,319	4,672,444
		17,503,873
Industrials - 9.1%
Commercial Support Services - 1.0%
Waste Management, Inc.	12,977	2,125,503

Diversified Industrials - 4.4%
Eaton Corporation plc	22,588	4,637,768
Honeywell International, Inc.	27,274	5,294,702
		9,932,470

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Industrials - 9.1% (Continued)
Transportation & Logistics - 3.7%
FedEx Corporation	17,381	$ 4,692,001
Union Pacific Corporation	16,123	3,740,858
		8,432,859
Real Estate - 6.7%
REITs - 6.7%
Prologis, Inc.	27,225	3,396,319
Public Storage	14,308	4,031,279
Ventas, Inc.	71,952	3,491,111
VICI Properties, Inc.	136,054	4,282,980
		15,201,689
Technology - 14.8%
Semiconductors - 2.0%
Microchip Technology, Inc.	49,235	4,625,136

Software - 3.0%
Microsoft Corporation	19,966	6,706,979

Technology Hardware - 3.8%
Apple, Inc.	23,298	4,576,892
Motorola Solutions, Inc.	14,538	4,167,027
		8,743,919
Technology Services - 6.0%
Accenture plc - Class A	14,580	4,612,383
CACI International, Inc. - Class A (a)	13,044	4,571,139
Visa, Inc. - Class A	18,212	4,329,539
		13,513,061
Utilities - 5.8%
Electric Utilities - 5.8%
DTE Energy Company	38,902	4,446,499
NextEra Energy, Inc.	59,484	4,360,177
WEC Energy Group, Inc.	48,411	4,350,212
		13,156,888

Total Common Stocks (Cost $166,521,274)		$ 222,490,119

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.7%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 4.96% (b) (Cost $3,807,137)	3,807,137	$ 3,807,137

Investments at Value - 100.0% (Cost $170,328,411)		$ 226,297,256

Other Assets in Excess of Liabilities - 0.0% (c)		63,952

Net Assets - 100.0%		$ 226,361,208

plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2023.
(c)	Percentage rounds to less than 0.1%.

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2023 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Communications - 2.1%
Entertainment Content - 2.1%
Activision Blizzard, Inc. (a)	382	$ 35,434

Consumer Discretionary - 10.8%
Home Construction - 4.1%
Armstrong World Industries, Inc.	234	18,102
Masonite International Corporation (a)	232	24,256
PulteGroup, Inc.	309	26,076
		68,434
Leisure Facilities & Services - 1.5%
Texas Roadhouse, Inc.	219	24,430

Retail - Discretionary - 5.2%
Academy Sports & Outdoors, Inc.	626	37,428
Bath & Body Works, Inc.	479	17,752
O'Reilly Automotive, Inc. (a)	35	32,403
		87,583
Consumer Staples - 5.9%
Food - 2.5%
McCormick & Company, Inc.	471	42,145

Household Products - 1.4%
Church & Dwight Company, Inc.	250	23,918

Retail - Consumer Staples - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	495	32,823

Energy - 8.9%
Oil & Gas Producers - 8.9%
Chord Energy Corporation	182	28,545
Diamondback Energy, Inc.	322	47,437
EOG Resources, Inc.	277	36,711
Valero Energy Corporation	285	36,739
		149,432

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Financials - 15.4%
Banking - 4.5%
Atlantic Union Bankshares Corporation	822	$ 26,287
Cullen/Frost Bankers, Inc.	215	23,345
Glacier Bancorp, Inc.	757	24,754
		74,386
Institutional Financial Services - 3.0%
Intercontinental Exchange, Inc.	215	24,682
Piper Sandler Companies	176	25,760
		50,442
Insurance - 7.9%
American International Group, Inc.	852	51,359
Arthur J. Gallagher & Company	189	40,597
Everest Group Ltd.	44	15,862
Progressive Corporation (The)	199	25,070
		132,888
Health Care - 6.8%
Health Care Facilities & Services - 1.9%
McKesson Corporation	80	32,192

Medical Equipment & Devices - 4.9%
Avantor, Inc. (a)	1,573	32,356
Cooper Companies, Inc. (The)	88	34,431
ICU Medical, Inc. (a)	82	14,611
		81,398
Industrials - 6.6%
Aerospace & Defense - 1.6%
Mercury Systems, Inc. (a)	715	27,156

Electrical Equipment - 1.1%
Veritiv Holdings Company	674	17,531

Machinery - 3.9%
AGCO Corporation	242	32,210
Albany International Corporation - Class A	348	33,505
		65,715

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Materials - 11.7%
Chemicals - 3.9%
Axalta Coating Systems Ltd. (a)	1,002	$ 32,064
CF Industries Holdings, Inc.	414	33,981
		66,045
Construction Materials - 2.0%
Eagle Materials, Inc.	88	16,225
Summit Materials, Inc. - Class A (a)	457	16,534
		32,759
Containers & Packaging - 4.2%
Crown Holdings, Inc.	373	34,599
WestRock Company	1,096	36,486
		71,085
Forestry, Paper & Wood Products - 1.6%
Boise Cascade Company	258	26,701

Real Estate - 11.3%
REITs - 11.3%
Americold Realty Trust, Inc.	749	24,283
National Storage Affiliates Trust	677	22,876
Realty Income Corporation	536	32,680
Ventas, Inc.	856	41,533
VICI Properties, Inc.	1,025	32,267
Weyerhaeuser Company	1,020	34,741
		188,380
Technology - 9.5%
Semiconductors - 5.2%
Lattice Semiconductor Corporation (a)	194	17,642
Microchip Technology, Inc.	453	42,555
Rambus, Inc. (a)	430	26,922
		87,119
Software - 1.9%
Tyler Technologies, Inc. (a)	79	31,334

Technology Services - 2.4%
CACI International, Inc. - Class A (a)	118	41,352

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Utilities - 9.1%
Electric Utilities - 9.1%
Alliant Energy Corporation	738	$ 39,660
CMS Energy Corporation	652	39,818
DTE Energy Company	353	40,348
Evergy, Inc.	528	31,664
		151,490

Total Common Stocks (Cost $1,502,945)		$ 1,642,172

MONEY MARKET FUNDS - 2.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.20% (b) (Cost $40,390)	40,390	$ 40,390

Investments at Value - 100.5% (Cost $1,543,335)		$ 1,682,562

Liabilities in Excess of Other Assets - (0.5%)		(9,342)

Net Assets - 100.0%		$ 1,673,220

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2023.

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2023 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communications - 1.5%
Telecommunications - 1.5%
DigitalBridge Group, Inc.	286,063	$ 4,582,729

Consumer Discretionary - 9.5%
Apparel & Textile Products - 2.0%
Deckers Outdoor Corporation (a)	11,266	6,125,212

Leisure Facilities & Services - 3.9%
Domino's Pizza, Inc.	15,962	6,332,764
Texas Roadhouse, Inc.	50,157	5,595,013
		11,927,777
Leisure Products - 1.0%
Topgolf Callaway Brands Corporation (a)	153,871	3,072,804

Retail - Discretionary - 2.6%
Academy Sports & Outdoors, Inc.	57,149	3,416,938
Lithia Motors, Inc.	15,341	4,763,841
		8,180,779
Consumer Staples - 3.7%
Food - 3.7%
Hostess Brands, Inc. (a)	223,608	5,375,537
J & J Snack Foods Corporation	37,626	6,032,200
		11,407,737
Energy - 6.3%
Oil & Gas Producers - 6.3%
Chord Energy Corporation	48,505	7,607,524
Diamondback Energy, Inc.	45,519	6,705,859
PDC Energy, Inc.	67,948	5,156,574
		19,469,957
Financials - 18.3%
Banking - 12.4%
Atlantic Union Bankshares Corporation	262,898	8,407,478
Cullen/Frost Bankers, Inc.	47,436	5,150,601
Glacier Bancorp, Inc.	164,368	5,374,834
Seacoast Banking Corporation of Florida	132,352	3,270,418

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Financials - 18.3% (Continued)
Banking - 12.4% (Continued)
Texas Capital Bancshares, Inc. (a)	84,751	$ 5,411,351
Triumph Financial, Inc. (a)	53,256	3,776,383
Wintrust Financial Corporation	81,290	6,857,624
		38,248,689
Institutional Financial Services - 2.0%
Piper Sandler Companies	41,321	6,047,742

Insurance - 3.9%
BRP Group, Inc. - Class A (a)	126,238	3,144,588
International General Insurance Holdings Ltd.	374,497	3,632,621
RenaissanceRe Holdings Ltd.	28,625	5,346,005
		12,123,214
Health Care - 8.8%
Biotech & Pharma - 2.0%
Prestige Consumer Healthcare, Inc. (a)	94,989	6,194,233

Health Care Facilities & Services - 0.9%
Premier, Inc. - Class A	107,810	2,991,727

Medical Equipment & Devices - 5.9%
Avantor, Inc. (a)	283,027	5,821,866
Cooper Companies, Inc. (The)	7,763	3,037,351
ICU Medical, Inc. (a)	15,795	2,814,353
Integer Holdings Corporation (a)	69,834	6,458,248
		18,131,818
Industrials - 15.7%
Aerospace & Defense - 5.7%
Hexcel Corporation	79,123	5,592,413
Mercury Systems, Inc. (a)	154,655	5,873,797
Moog, Inc. - Class A	58,829	6,202,930
		17,669,140
Electrical Equipment - 5.4%
Hubbell, Inc.	18,369	5,731,128
Littelfuse, Inc.	20,524	6,251,611

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 15.7% (Continued)
Electrical Equipment - 5.4% (Continued)
Veritiv Holdings Company	177,793	$ 4,624,396
		16,607,135
Machinery - 3.5%
AGCO Corporation	33,901	4,512,223
Albany International Corporation - Class A	64,243	6,185,316
		10,697,539
Transportation Equipment - 1.1%
TFI International, Inc.	27,911	3,582,377

Materials - 15.4%
Chemicals - 4.5%
Axalta Coating Systems Ltd. (a)	186,430	5,965,760
Ecovyst, Inc. (a)	644,633	7,922,539
		13,888,299
Construction Materials - 3.5%
Eagle Materials, Inc.	33,736	6,219,907
Summit Materials, Inc. - Class A (a)	123,574	4,470,907
		10,690,814
Containers & Packaging - 2.2%
WestRock Company	206,813	6,884,805

Forestry, Paper & Wood Products - 2.5%
Boise Cascade Company	75,357	7,798,696

Metals & Mining - 2.7%
Encore Wire Corporation	33,464	5,711,970
Livent Corporation (a)	107,907	2,656,670
		8,368,640
Real Estate - 7.7%
REITs - 7.7%
Americold Realty Trust, Inc.	186,269	6,038,841
Corporate Office Properties Trust	246,718	6,414,668
National Storage Affiliates Trust	72,878	2,462,548
NNN REIT, Inc.	67,940	2,899,679

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Real Estate - 7.7% (Continued)
REITs - 7.7% (Continued)
Urban Edge Properties	343,501	$ 5,842,952
		23,658,688
Technology - 7.9%
Semiconductors - 1.9%
Amkor Technology, Inc.	98,734	2,872,172
Rambus, Inc. (a)	46,368	2,903,101
		5,775,273
Software - 1.8%
Tyler Technologies, Inc. (a)	14,314	5,677,362

Technology Services - 4.2%
CACI International, Inc. - Class A (a)	18,809	6,591,426
Science Applications International Corporation	53,227	6,458,564
		13,049,990
Utilities - 4.6%
Electric Utilities - 4.6%
Alliant Energy Corporation	56,889	3,057,215
IDACORP, Inc.	51,068	5,250,812
NorthWestern Corporation	104,253	5,887,167
		14,195,194

Total Common Stocks (Cost $260,858,780)		$ 307,048,370

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.7%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 4.96% (b) (Cost $2,250,114)	2,250,114	$ 2,250,114

Investments at Value - 100.1% (Cost $263,108,894)		$ 309,298,484

Liabilities in Excess of Other Assets - (0.1%)		(494,914)

Net Assets - 100.0%		$ 308,803,570

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2023.

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2023 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Consumer Discretionary - 10.7%
Automotive - 0.8%
Methode Electronics, Inc.	266,377	$ 8,960,922

Home Construction - 3.0%
Century Communities, Inc.	152,968	11,812,189
Masonite International Corporation (a)	228,462	23,885,702
		35,697,891
Leisure Facilities & Services - 2.9%
Chuy's Holdings, Inc. (a)	262,759	10,928,147
Papa John's International, Inc.	280,104	23,164,601
		34,092,748
Retail - Discretionary - 4.0%
Academy Sports & Outdoors, Inc.	429,678	25,690,448
Monro, Inc.	592,436	21,712,779
		47,403,227
Consumer Staples - 5.9%
Beverages - 1.1%
Duckhorn Portfolio, Inc. (The) (a)	1,004,397	12,635,314

Food - 3.9%
Hostess Brands, Inc. (a)	977,738	23,504,822
J & J Snack Foods Corporation	140,901	22,589,248
		46,094,070
Household Products - 0.9%
Central Garden & Pet Company - Class A (a)	283,357	10,829,905

Energy - 7.5%
Oil & Gas Producers - 6.4%
Enerplus Corporation	1,480,813	24,759,193
Northern Oil and Gas, Inc.	640,431	25,213,769
Sitio Royalties Corporation - Class A	946,571	25,879,251
		75,852,213
Oil & Gas Services & Equipment - 1.1%
Weatherford International plc (a)	159,846	13,283,203

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Financials - 23.4%
Banking - 16.4%
Atlantic Union Bankshares Corporation	745,712	$ 23,847,870
Banner Corporation	266,614	12,693,492
City Holding Company	246,260	24,357,577
First Bancorp	685,251	22,668,103
National Bank Holdings Corporation - Class A	403,833	13,875,702
Provident Financial Services, Inc.	699,351	12,965,968
Renasant Corporation	740,289	22,904,542
Seacoast Banking Corporation of Florida	932,120	23,032,685
Triumph Financial, Inc. (a)	349,012	24,748,441
Veritex Holdings, Inc.	580,950	12,496,234
		193,590,614
Institutional Financial Services - 4.0%
Moelis & Company - Class A	467,138	22,810,348
Piper Sandler Companies	166,511	24,370,550
		47,180,898
Insurance - 3.0%
AMERISAFE, Inc.	205,756	10,724,003
BRP Group, Inc. - Class A (a)	551,745	13,743,968
Skyward Specialty Insurance Group, Inc. (a)	500,216	11,850,117
		36,318,088
Health Care - 8.7%
Biotech & Pharma - 2.0%
Prestige Consumer Healthcare, Inc. (a)	362,992	23,670,708

Health Care Facilities & Services - 2.1%
Patterson Companies, Inc.	743,258	24,445,756

Medical Equipment & Devices - 4.6%
Avanos Medical, Inc. (a)	702,831	17,198,274
CONMED Corporation	201,297	24,367,002
Merit Medical Systems, Inc. (a)	176,518	13,180,599
		54,745,875
Industrials - 13.3%
Aerospace & Defense - 3.1%
Mercury Systems, Inc. (a)	320,162	12,159,753

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Industrials - 13.3% (Continued)
Aerospace & Defense - 3.1% (Continued)
Moog, Inc. - Class A	234,323	$ 24,707,017
		36,866,770
Engineering & Construction - 2.1%
Comfort Systems USA, Inc.	144,318	25,107,002

Industrial Intermediate Products - 1.1%
AZZ, Inc.	285,875	12,672,839

Machinery - 6.1%
Alamo Group, Inc.	121,386	23,519,751
Albany International Corporation - Class A	251,002	24,166,473
Federal Signal Corporation	392,302	23,965,729
		71,651,953
Transportation & Logistics - 0.9%
ArcBest Corporation	93,979	10,931,637

Materials - 10.1%
Chemicals - 4.4%
Ecovyst, Inc. (a)	1,099,080	13,507,693
Innospec, Inc.	117,652	12,605,235
Stepan Company	267,000	25,583,940
		51,696,868
Construction Materials - 0.9%
Summit Materials, Inc. - Class A (a)	299,426	10,833,233

Forestry, Paper & Wood Products - 2.0%
Boise Cascade Company	231,808	23,989,810

Metals & Mining - 2.8%
Encore Wire Corporation	124,169	21,194,406
Livent Corporation (a)	482,285	11,873,857
		33,068,263
Real Estate - 11.9%
REITs - 11.9%
Corporate Office Properties Trust	932,137	24,235,562

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Real Estate - 11.9% (Continued)
REITs - 11.9% (Continued)
Easterly Government Properties, Inc.	815,450	$ 12,036,042
Four Corners Property Trust, Inc.	855,902	22,510,222
Plymouth Industrial REIT, Inc.	1,040,008	23,680,982
PotlatchDeltic Corporation	427,401	22,921,516
Sunstone Hotel Investors, Inc.	1,125,740	11,471,291
Urban Edge Properties	1,381,036	23,491,422
		140,347,037
Technology - 2.9%
Software - 1.0%
Avid Technology, Inc. (a)	479,269	11,425,773

Technology Hardware - 1.9%
Viavi Solutions, Inc. (a)	2,048,522	22,267,434

Utilities - 3.8%
Electric Utilities - 3.8%
Avista Corporation	567,951	21,945,627
NorthWestern Corporation	403,768	22,800,779
		44,746,406

Total Common Stocks (Cost $1,005,140,280)		$ 1,160,406,457

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.1%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 4.96% (b) (Cost $24,658,713)	24,658,713	$ 24,658,713

Investments at Value - 100.3% (Cost $1,029,798,993)		$ 1,185,065,170

Liabilities in Excess of Other Assets - (0.3%)		(3,210,788)

Net Assets - 100.0%		$ 1,181,854,382

plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2023.

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2023 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Communications - 1.6%
Internet Media & Services - 1.6%
Alphabet, Inc. - Class A (a)	2,631	$ 349,186

Consumer Discretionary - 4.0%
Leisure Facilities & Services - 2.0%
Papa John's International, Inc.	5,337	441,370

Retail - Discretionary - 2.0%
O'Reilly Automotive, Inc. (a)	493	456,414

Consumer Staples - 5.4%
Beverages - 2.0%
PepsiCo, Inc.	2,418	453,278

Household Products - 1.4%
Estee Lauder Companies, Inc. (The) - Class A	1,698	305,640

Retail - Consumer Staples - 2.0%
Walmart, Inc.	2,797	447,129

Energy - 8.9%
Oil & Gas Producers - 8.9%
Chevron Corporation	4,078	667,406
Diamondback Energy, Inc.	3,023	445,348
EOG Resources, Inc.	3,354	444,506
Pioneer Natural Resources Company	1,969	444,344
		2,001,604
Financials - 18.7%
Banking - 7.6%
Bank of America Corporation	17,514	560,448
Glacier Bancorp, Inc.	10,440	341,388
JPMorgan Chase & Company	1,416	223,671
Wells Fargo & Company	12,438	574,138
		1,699,645

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Financials - 18.7% (Continued)
Institutional Financial Services - 2.0%
Goldman Sachs Group, Inc. (The)	1,256	$ 446,973

Insurance - 9.1%
Berkshire Hathaway, Inc. - Class B (a)	1,270	446,989
Chubb Ltd.	2,251	460,127
Everest Group Ltd.	1,237	445,951
International General Insurance Holdings Ltd.	23,567	228,600
Progressive Corporation (The)	3,506	441,686
		2,023,353
Health Care - 17.0%
Biotech & Pharma - 5.5%
Gilead Sciences, Inc.	7,486	569,984
Johnson & Johnson	3,990	668,444
		1,238,428
Health Care Facilities & Services - 2.1%
UnitedHealth Group, Inc.	913	462,316

Medical Equipment & Devices - 9.4%
Abbott Laboratories	4,074	453,559
Avantor, Inc. (a)	14,970	307,933
Becton, Dickinson & Company	1,589	442,727
Cooper Companies, Inc. (The)	1,189	465,208
Danaher Corporation	1,656	422,379
		2,091,806
Industrials - 13.6%
Aerospace & Defense - 5.5%
Hexcel Corporation	4,842	342,233
L3Harris Technologies, Inc.	2,321	439,806
Mercury Systems, Inc. (a)	11,828	449,227
		1,231,266
Electrical Equipment - 3.0%
Littelfuse, Inc.	1,467	446,848
Veritiv Holdings Company	9,002	234,142
		680,990

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Industrials - 13.6% (Continued)
Machinery - 3.0%
AGCO Corporation	1,618	$ 215,356
Albany International Corporation - Class A	4,620	444,813
		660,169
Transportation & Logistics - 2.1%
FedEx Corporation	1,729	466,744

Materials - 7.2%
Chemicals - 6.2%
Axalta Coating Systems Ltd. (a)	13,610	435,520
Corteva, Inc.	7,085	399,807
Ecovyst, Inc. (a)	45,376	557,671
		1,392,998
Construction Materials - 1.0%
Summit Materials, Inc. - Class A (a)	6,123	221,530

Real Estate - 5.5%
REITs - 5.5%
Americold Realty Trust, Inc.	13,962	452,648
Ventas, Inc.	6,820	330,906
VICI Properties, Inc.	14,020	441,350
		1,224,904
Technology - 11.2%
Semiconductors - 2.7%
ASML Holding N.V.	338	242,147
Rambus, Inc. (a)	5,628	352,369
		594,516
Software - 3.4%
Microsoft Corporation	989	332,225
Tyler Technologies, Inc. (a)	1,084	429,947
		762,172
Technology Hardware - 2.0%
Motorola Solutions, Inc.	1,569	449,722

Technology Services - 3.1%
Accenture plc - Class A	737	233,150

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Technology - 11.2% (Continued)
Technology Services - 3.1% (Continued)
CACI International, Inc. - Class A (a)	1,318	$ 461,880
		695,030
Utilities - 6.1%
Electric Utilities - 6.1%
CMS Energy Corporation	8,320	508,103
IDACORP, Inc.	3,022	310,722
WEC Energy Group, Inc.	6,127	550,572
		1,369,397

Investments at Value - 99.2% (Cost $20,359,383)		$ 22,166,580

Other Assets in Excess of Liabilities - 0.8%		175,167

Net Assets - 100.0%		$ 22,341,747

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
July 31, 2023 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 2.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 2.0%
U.S. Treasury Bonds	2.875%	05/15/52	$ 1,625,000	$ 1,305,586
U.S. Treasury Bonds	3.000%	08/15/52	1,500,000	1,236,738
Total U.S. Government & Agencies (Cost $2,697,196)				$ 2,542,324

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.4%
FHLMC, Pool #SD8275	4.500%	12/01/52	$ 631,779	$ 604,857
FHLMC, Pool #SD8288	5.000%	01/01/53	622,547	608,125
FHLMC, Pool #SD2605	5.500%	04/01/53	617,942	614,277
				1,827,259
Federal National Mortgage Corporation - 0.5%
FNMA, Pool #FS3394	4.000%	10/01/52	658,283	614,689

Total Collateralized Mortgage Obligations (Cost $2,465,148)				$ 2,441,948

CONVERTIBLE BONDS - 4.3%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 0.5%
Live Nation Entertainment, Inc., 144A	3.125%	01/15/29	$ 630,000	$ 687,960

Health Care - 1.4%
CONMED Corporation	2.625%	02/01/24	810,000	1,114,155
Integer Holdings Corporation, 144A	2.125%	02/15/28	555,000	675,990
				1,790,145
Technology - 1.7%
Akamai Technologies, Inc.	0.125%	05/01/25	985,000	1,074,495
Ziff Davis, Inc.	1.750%	11/01/26	1,182,000	1,122,900
				2,197,395
Utilities - 0.7%
NextEra Energy Partners, L.P., 144A	2.500%	06/15/26	1,000,000	893,500

Total Convertible Bonds (Cost $5,368,907)				$ 5,569,000

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 37.5%	Coupon	Maturity	Par Value	Value
Communications - 1.4%
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	$ 465,000	$ 425,140
Charter Communications Operating, LLC	6.384%	10/23/35	350,000	343,500
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	1,040,000	1,025,156
				1,793,796
Consumer Discretionary - 2.4%
Darden Restaurants, Inc.	4.550%	02/15/48	690,000	575,116
Ford Motor Credit Company, LLC	4.271%	01/09/27	485,000	452,752
General Motors Financial Company, Inc.	2.350%	01/08/31	550,000	435,731
Lowe's Companies, Inc.	5.625%	04/15/53	420,000	416,298
Royal Caribbean Cruises Ltd., 144A	9.250%	01/15/29	1,110,000	1,181,725
				3,061,622
Consumer Staples - 1.5%
Pilgrim's Pride Corporation	6.250%	07/01/33	740,000	735,120
Vector Group Ltd., 144A	5.750%	02/01/29	700,000	608,346
Viterra Finance B.V., 144A	2.000%	04/21/26	627,000	561,636
				1,905,102
Energy - 5.4%
Civitas Resources, Inc., 144A	8.375%	07/01/28	50,000	51,428
Diamondback Energy, Inc.	4.400%	03/24/51	900,000	718,612
Earthstone Energy Holdings, LLC, 144A	9.875%	07/15/31	1,000,000	1,031,645
Energy Transfer, L.P., Series F (a)	6.750%	12/31/49	150,000	136,200
Energy Transfer, L.P., Series G (H15T5Y + 531) (a)(b)	7.125%	05/15/65	985,000	864,296
MPLX, L.P.	4.950%	09/01/32	850,000	811,885
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	825,000	817,428
Ovintiv, Inc.	5.650%	05/15/25	57,000	56,874
Petróleos Mexicanos	6.700%	02/16/32	1,345,000	1,035,463
Sempra Energy	5.500%	08/01/33	935,000	933,023
TransCanada Trust	5.600%	03/07/82	590,000	496,722
				6,953,576
Financials - 10.3%
AerCap Ireland Capital Ltd.	3.300%	01/30/32	691,000	566,440
AerCap Ireland Capital Ltd.	3.850%	10/29/41	646,000	488,217
Aircastle Ltd., 144A	5.250%	08/11/25	510,000	496,232
Ally Financial, Inc.	6.992%	06/13/29	700,000	703,683
Apollo Management Holdings, L.P., 144A	4.872%	02/15/29	480,000	462,667
Ares Capital Corporation	7.000%	01/15/27	995,000	998,025

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 37.5% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 10.3% (Continued)
Avolon Holdings Funding Ltd., 144A	2.750%	02/21/28	$ 1,500,000	$ 1,284,893
Bank of America Corporation, Series N (TSFR3M + 157) (b)	4.271%	07/23/29	470,000	446,214
Barclays plc	7.385%	11/02/28	650,000	683,357
Capital One Financial Corporation (Yield of U.S. T-Note 1.625% 02/31 +112) (b)	2.359%	07/29/32	415,000	300,909
Comerica Bank	2.500%	07/23/24	725,000	691,996
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	691,000	629,066
HSBC Holdings plc	6.547%	06/20/34	790,000	789,383
HSBC Holdings plc (a)	8.000%	12/31/49	695,000	699,213
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	430,000	434,795
Lincoln National Corporation	3.400%	03/01/32	555,000	450,300
Lincoln National Corporation (a)	9.250%	12/31/49	400,000	424,014
Lincoln National Corporation (b)	7.688%	05/17/66	340,000	242,910
National Australia Bank Ltd., 144A	6.429%	01/12/33	590,000	600,347
NatWest Group plc	5.516%	09/30/28	900,000	884,500
PNC Financial Services Group, Inc. (a)	3.400%	12/31/49	1,225,000	949,375
				13,226,536
Health Care - 2.8%
Bausch Health Companies, Inc., 144A	5.500%	11/01/25	1,000,000	898,914
Community Health Systems, Inc., 144A	5.250%	05/15/30	1,400,000	1,119,874
Flex Ltd.	6.000%	01/15/28	930,000	944,048
Fresenius Medical Care US Finance III, Inc., 144A	3.000%	12/01/31	810,000	633,597
				3,596,433
Industrials - 2.9%
American Airlines Pass Through Trust, Series 2021-1B	3.950%	07/11/30	800,800	692,861
Deluxe Corporation, 144A	8.000%	06/01/29	1,000,000	840,000
GEO Group, Inc. (The)	10.500%	06/30/28	1,000,000	1,002,830
Triton Container International Ltd., 144A	0.800%	08/01/23	965,000	965,000
United Airlines, Inc., Series 2023-1	5.800%	07/15/36	280,000	283,875
				3,784,566

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 37.5% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 2.0%
Livent Corporation	4.125%	07/15/25	$ 460,000	$ 1,323,650
SSR Mining, Inc.	2.500%	04/01/39	1,155,000	1,256,755
				2,580,405
Real Estate - 2.1%
Corporate Office Properties, L.P.	2.250%	03/15/26	$ 700,000	$ 623,038
Iron Mountain, Inc., 144A	5.000%	07/15/28	730,000	676,026
Kimco Realty Corporation	4.600%	02/01/33	575,000	534,610
MPT Operating Partnership, L.P.	4.625%	08/01/29	1,125,000	893,384
				2,727,058
Technology - 4.6%
Dell International, LLC / EMC Corporation	5.750%	02/01/33	910,000	922,646
MongoDB, Inc.	0.250%	01/15/26	550,000	1,122,825
MPH Acquisition Holdings, LLC, 144A	5.500%	09/01/28	1,100,000	956,265
NICE Ltd.	0.000%	09/15/25	1,040,000	1,018,432
Oracle Corporation	6.900%	11/09/52	395,000	440,345
TIBCO Software, Inc., 144A	6.500%	03/31/29	1,000,000	897,837
Verisk Analytics, Inc.	5.750%	04/01/33	585,000	604,559
				5,962,909
Utilities - 2.1%
Consolidated Edison Company, Inc.	3.850%	06/15/46	1,069,000	825,174
NextEra Energy Capital Holdings, Inc.	5.000%	07/15/32	1,010,000	990,168
Piedmont Natural Gas Company, Inc.	5.050%	05/15/52	1,000,000	898,388
				2,713,730

Total Corporate Bonds (Cost $48,798,337)				$ 48,305,733

FOREIGN GOVERNMENTS - 0.6%	Coupon	Maturity	Par Value	Value
Republic of South Africa Government Bonds (Cost $885,000)	5.875%	04/20/32	$ 885,000	$ 810,879

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 50.7%	Shares	Value
Communications - 3.0%
Entertainment Content - 1.2%
Activision Blizzard, Inc. (c)	16,326	$ 1,514,400

Internet Media & Services - 1.8%
Alphabet, Inc. - Class C (c)	7,672	1,021,220
Netflix, Inc. (c)	2,927	1,284,865
		2,306,085
Consumer Discretionary - 4.9%
Automotive - 0.7%
Harley-Davidson, Inc.	23,010	888,416

E-Commerce Discretionary - 0.6%
Amazon.com, Inc. (c)	6,257	836,436

Home Construction - 0.6%
Toll Brothers, Inc.	9,864	792,375

Leisure Facilities & Services - 1.9%
McDonald's Corporation	5,444	1,596,181
Six Flags Entertainment Corporation (c)	35,527	849,095
		2,445,276
Retail - Discretionary - 1.1%
Lowe's Companies, Inc.	6,042	1,415,459

Consumer Staples - 2.6%
Household Products - 0.5%
Estee Lauder Companies, Inc. (The) - Class A	3,569	642,420

Retail - Consumer Staples - 2.1%
Costco Wholesale Corporation	2,238	1,254,780
Walmart, Inc.	9,449	1,510,517
		2,765,297
Energy - 4.2%
Oil & Gas Producers - 4.1%
Cosan S.A. - ADR	29,576	496,285
Devon Energy Corporation	30,683	1,656,882

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 50.7% (Continued)	Shares	Value
Energy - 4.2% (Continued)
Oil & Gas Producers - 4.1% (Continued)
Energy Transfer, L.P.	203,019	$ 2,698,123
Petroleo Brasileiro S.A. - ADR	29,871	438,506
		5,289,796
Oil & Gas Services & Equipment - 0.1%
Atlas Energy Solutions, Inc. - Class A	3,261	64,405

Financials - 8.1%
Asset Management - 0.8%
Charles Schwab Corporation (The)	16,554	1,094,219

Banking - 5.1%
Comerica, Inc.	13,781	743,623
JPMorgan Chase & Company	18,866	2,980,073
Texas Capital Bancshares, Inc. (c)	30,288	1,933,889
Wells Fargo & Company	20,128	929,108
		6,586,693
Institutional Financial Services - 0.7%
Goldman Sachs Group, Inc. (The)	2,563	912,095

Insurance - 1.5%
Chubb Ltd.	4,711	962,976
Progressive Corporation (The)	7,282	917,386
		1,880,362
Health Care - 4.9%
Biotech & Pharma - 4.3%
Amgen, Inc.	6,515	1,525,487
Bristol-Myers Squibb Company	23,417	1,456,303
Gilead Sciences, Inc.	25,188	1,917,815
Johnson & Johnson	3,815	639,127
		5,538,732
Medical Equipment & Devices - 0.6%
Medtronic plc	8,138	714,191

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 50.7% (Continued)	Shares	Value
Industrials - 3.7%
Aerospace & Defense - 1.1%
Moog, Inc. - Class A	13,248	$ 1,396,869

Diversified Industrials - 0.7%
Honeywell International, Inc.	4,902	951,625

Machinery - 1.0%
Deere & Company	2,998	1,287,941

Transportation & Logistics - 0.9%
FedEx Corporation	4,080	1,101,396

Materials - 2.9%
Metals & Mining - 2.9%
Barrick Gold Corporation	49,296	852,328
Freeport-McMoRan, Inc.	44,473	1,985,720
Glencore plc - ADR	76,176	922,491
		3,760,539
Real Estate - 1.5%
REITs - 1.5%
Public Storage	4,409	1,242,236
VICI Properties, Inc.	23,165	729,234
		1,971,470
Technology - 13.8%
Semiconductors - 3.1%
ASML Holding N.V.	1,958	1,402,731
Rambus, Inc. (c)	15,421	965,509
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	16,937	1,679,303
		4,047,543
Software - 4.8%
Microsoft Corporation	15,208	5,108,671
Workday, Inc. - Class A (c)	4,346	1,030,567
		6,139,238
Technology Hardware - 4.5%
Apple, Inc.	29,264	5,748,913

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 50.7% (Continued)	Shares	Value
Technology - 13.8% (Continued)
Technology Services - 1.4%
International Business Machines Corporation	6,433	$ 927,510
PayPal Holdings, Inc. (c)	11,829	896,875
		1,824,385
Utilities - 1.1%
Electric Utilities - 1.1%
CMS Energy Corporation	9,832	600,440
WEC Energy Group, Inc.	8,722	783,759
		1,384,199

Total Common Stocks (Cost $52,416,956)		$ 65,300,775

EXCHANGE-TRADED FUNDS - 1.2%	Shares	Value
JPMorgan Nasdaq Equity Premium Income ETF (Cost $1,278,248)	30,232	$ 1,494,368

PREFERRED STOCKS - 0.8%	Shares	Value
Utilities - 0.8%
Electric Utilities - 0.8%
AES Corporation (The), 6.875%, 02/15/24 (Cost $1,226,173)	12,250	$ 1,048,478

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.8%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 4.96% (d) (Cost $1,050,088)	1,050,088	$ 1,050,088

Investments at Value - 99.8% (Cost $116,186,052)		$ 128,563,593

Other Assets in Excess of Liabilities - 0.2%		301,480

Net Assets - 100.0%		$ 128,865,073

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $17,830,311 as of July 31, 2023, representing 13.8% of net assets.
ADR	- American Depositary Receipt
B.V.	- Besloten Vennootschap
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
S.A.B. de C.V.	- Societe Anonima Bursatil de Capital Variable
S.p.A.	- Societa per azioni

(a)	Security has a perpetual maturity date.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread

(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Non-income producing security.
(d)	The rate shown is the 7-day effective yield as of July 31, 2023.

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2023 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 8.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bills (a) - 1.4%
U.S. Treasury Bills	5.331%	08/29/23	$ 8,170,000	$ 8,136,481

U.S. Treasury Bonds - 4.4%
U.S. Treasury Bonds	4.000%	11/15/52	25,900,000	25,827,156

U.S. Treasury Notes - 3.1%
U.S. Treasury Notes	4.750%	07/31/25	8,200,000	8,181,101
U.S. Treasury Notes	4.125%	09/30/27	7,450,000	7,396,744
U.S. Treasury Notes	2.875%	05/15/28	2,700,000	2,542,641
				18,120,486

Total U.S. Government & Agencies (Cost $52,188,423)				$ 52,084,123

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.4%
FHLMC, Pool #SD8275	4.500%	12/01/52	$ 2,869,532	$ 2,747,250
FHLMC, Pool #SD8288	5.000%	01/01/53	2,818,352	2,753,065
FHLMC, Pool #SD2605	5.500%	04/01/53	2,802,636	2,786,011
				8,286,326
Federal National Mortgage Corporation - 0.5%
FNMA, Pool #FS3394	4.000%	10/01/52	2,996,661	2,798,210

Total Collateralized Mortgage Obligations (Cost $11,189,880)				$ 11,084,536

CONVERTIBLE BONDS - 4.1%	Coupon	Maturity	Par Value	Value
Communications - 0.4%
Snap, Inc.	0.125%	03/01/28	$ 3,439,000	$ 2,469,202

Consumer Discretionary - 0.4%
Live Nation Entertainment, Inc., 144A	3.125%	01/15/29	2,175,000	2,375,100

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 4.1% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 0.4%
Northern Oil & Gas, Inc., 144A	3.625%	04/15/29	$ 1,950,000	$ 2,375,915

Health Care - 1.8%
Exact Sciences Corporation	0.375%	03/15/27	6,523,000	7,146,762
Integer Holdings Corporation, 144A	2.125%	02/15/28	2,575,000	3,136,350
				10,283,112
Technology - 1.1%
Akamai Technologies, Inc.	0.125%	05/01/25	5,733,000	6,253,891

Total Convertible Bonds (Cost $23,944,693)				$ 23,757,220

CORPORATE BONDS - 48.9%	Coupon	Maturity	Par Value	Value
Communications - 4.0%
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	$ 3,050,000	$ 2,788,551
Charter Communications Operating, LLC	6.384%	10/23/35	2,430,000	2,384,871
Charter Communications Operating, LLC	3.500%	03/01/42	6,705,000	4,455,384
Comcast Corporation	0.250%	05/20/27	3,000,000	2,907,711
DISH DBS Corporation	5.875%	11/15/24	4,300,000	3,947,435
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	4,805,000	4,736,417
WarnerMedia Holdings, Inc.	4.054%	03/15/29	2,630,000	2,408,319
				23,628,688
Consumer Discretionary - 1.7%
AutoNation, Inc.	3.850%	03/01/32	3,280,000	2,776,202
Lowe's Companies, Inc.	5.625%	04/15/53	2,555,000	2,532,481
Royal Caribbean Cruises Ltd., 144A	9.250%	01/15/29	3,540,000	3,768,744
Thor Industries, Inc., 144A	4.000%	10/15/29	1,330,000	1,142,507
				10,219,934
Consumer Staples - 2.4%
BAT Capital Corporation	7.750%	10/19/32	3,576,000	3,967,931
Pilgrim's Pride Corporation	6.250%	07/01/33	3,720,000	3,695,468
Smithfield Foods, Inc., 144A	3.000%	10/15/30	2,799,000	2,223,773
Viterra Finance B.V., 144A	2.000%	04/21/26	4,528,000	4,055,960
				13,943,132

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 48.9% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 4.1%
Colonial Pipeline Company, 144A	3.750%	10/01/25	$ 4,560,000	$ 4,352,591
Energy Transfer, L.P., Series F (b)	6.750%	12/31/49	690,000	626,518
Energy Transfer, L.P., Series G (H15T5Y +531) (b)(c)	7.125%	05/15/65	4,455,000	3,909,076
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	3,313,000	3,282,594
Ovintiv, Inc.	5.650%	05/15/25	266,000	265,412
Petróleos Mexicanos	6.700%	02/16/32	6,515,000	5,015,644
Sempra Energy	5.500%	08/01/33	4,040,000	4,031,458
TransCanada Trust	5.600%	03/07/82	2,918,000	2,456,669
				23,939,962
Financials - 22.8%
AerCap Ireland Capital Ltd.	3.300%	01/30/32	3,939,000	3,228,956
AerCap Ireland Capital Ltd.	3.850%	10/29/41	1,327,000	1,002,885
Aircastle Ltd., 144A	5.250%	08/11/25	4,209,000	4,095,375
Ally Financial, Inc.	1.450%	10/02/23	382,000	378,897
Ally Financial, Inc.	6.992%	06/13/29	3,175,000	3,191,703
Apollo Management Holdings, L.P., 144A	4.872%	02/15/29	4,325,000	4,168,822
Ares Capital Corporation	7.000%	01/15/27	4,210,000	4,222,798
Bank of America Corporation	3.311%	04/22/42	6,500,000	5,004,881
Bank of Nova Scotia, Series 4	8.625%	10/27/82	3,270,000	3,399,273
Barclays plc	7.385%	11/02/28	5,690,000	5,982,002
Barclays plc (b)	8.000%	12/31/49	3,150,000	2,929,500
Capital One Financial Corporation (Yield of U.S. T-Note 1.625% 02/31 +112) (c)	2.359%	07/29/32	3,635,000	2,635,676
Citigroup, Inc.	6.174%	05/25/34	2,065,000	2,094,581
Citigroup, Inc., Series Y (b)	4.150%	12/31/49	3,410,000	2,855,875
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	3,158,000	2,874,948
Corebridge Financial, Inc., 144A	3.500%	04/04/25	2,259,000	2,167,530
Equitable Financial Life, 144A	1.800%	03/08/28	3,964,000	3,355,967
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	3,425,000	3,491,952
Goldman Sachs Group, Inc. (The) (TSFR3M + 336) (c)	4.223%	05/01/29	3,861,000	3,659,170
Hercules Capital, Inc.	2.625%	09/16/26	3,959,000	3,451,136
HSBC Holdings plc	6.547%	06/20/34	3,600,000	3,597,189
HSBC Holdings plc (b)	8.000%	12/31/49	3,455,000	3,475,944

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 48.9% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 22.8% (Continued)
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	$ 2,150,000	$ 2,173,975
JPMorgan Chase & Company	5.299%	07/24/29	3,396,000	3,401,823
Lincoln National Corporation	3.400%	03/01/32	2,415,000	1,959,414
Lincoln National Corporation (b)	9.250%	12/31/49	2,065,000	2,188,973
Lincoln National Corporation (c)	7.688%	05/17/66	1,720,000	1,228,837
Mizuho Financial Group, Inc.	5.748%	07/06/34	2,325,000	2,334,444
Morgan Stanley, Series I	6.296%	10/18/28	2,385,000	2,466,815
Morgan Stanley, Series F (SOFR + 262) (c)	5.297%	04/20/37	2,138,000	2,025,745
National Australia Bank Ltd., 144A	6.429%	01/12/33	2,870,000	2,920,333
NatWest Group plc	5.516%	09/30/28	5,300,000	5,208,721
Penske Truck Leasing Company, L.P. / PTL Finance Corporation, 144A	6.200%	06/15/30	2,815,000	2,840,545
PNC Financial Services Group, Inc. (b)	3.400%	12/31/49	6,380,000	4,944,500
Protective Life Global Funding, 144A	5.366%	01/06/26	3,735,000	3,721,282
Royal Bank of Canada	6.000%	11/01/27	2,170,000	2,231,967
Truist Financial Corporation, Series G (TSFR3M +336) (c)	8.654%	12/31/49	5,483,000	5,451,363
U.S. Bancorp (b)	3.700%	12/31/49	4,025,000	3,129,438
Unum Group	4.125%	06/15/51	2,057,000	1,492,447
Wells Fargo & Company, Series BB (Yield of U.S. T-Note with a constant maturity of 5 years +345) (b)(c)	3.900%	12/31/49	6,699,000	6,023,741
Wells Fargo & Company, Series EE	7.625%	12/31/49	3,595,000	3,696,163
Westpac Banking Corporation	3.133%	11/18/41	3,479,000	2,321,913
				133,027,499
Health Care - 3.0%
Bausch Health Companies, Inc., 144A	6.125%	02/01/27	4,177,000	2,748,908
Community Health Systems, Inc., 144A	5.250%	05/15/30	5,575,000	4,459,499
Flex Ltd.	6.000%	01/15/28	4,735,000	4,806,527
Fresenius Medical Care US Finance III, Inc., 144A	3.000%	12/01/31	4,125,000	3,226,650
Mylan, Inc.	5.200%	04/15/48	2,650,000	2,105,101
				17,346,685

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 48.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 1.5%
Flowserve Corporation	3.500%	10/01/30	$ 1,867,000	$ 1,604,030
Regal Rexnord Corporation, 144A	6.300%	02/15/30	3,050,000	3,040,170
Sempra Infrastructure, 144A	3.250%	01/15/32	5,198,000	4,207,326
				8,851,526
Materials - 0.4%
Braskem Netherlands Finance B.V., 144A	7.250%	02/13/33	2,480,000	2,443,590

Real Estate - 2.3%
American Tower Corporation	2.950%	01/15/51	2,070,000	1,290,039
Kimco Realty Corporation	4.600%	02/01/33	2,300,000	2,138,440
MPT Operating Partnership, L.P.	4.625%	08/01/29	3,775,000	2,997,800
Sabra Health Care, L.P.	3.200%	12/01/31	3,313,000	2,531,745
Simon Property Group, L.P.	5.500%	03/08/33	3,490,000	3,484,024
Vornado Realty, L.P.	3.400%	06/01/31	1,757,000	1,301,620
				13,743,668
Technology - 4.5%
Dell International, LLC / EMP Corporation	8.350%	07/15/46	3,080,000	3,841,849
DXC Technology Company	1.800%	09/15/26	4,104,000	3,611,280
Kyndryl Holdings, Inc.	2.050%	10/15/26	2,124,000	1,849,756
Microchip Technology, Inc.	2.670%	09/01/23	1,266,000	1,262,090
NXP B.V. / NXP Funding, LLC	5.000%	01/15/33	4,350,000	4,178,606
Oracle Corporation	6.900%	11/09/52	2,075,000	2,313,204
TIBCO Software, Inc., 144A	6.500%	03/31/29	3,675,000	3,299,551
Verisk Analytics, Inc.	5.750%	04/01/33	2,910,000	3,007,294
VMware, Inc.	4.700%	05/15/30	2,911,000	2,761,597
				26,125,227
Utilities - 2.2%
NextEra Energy Capital Holdings, Inc.	5.000%	07/15/32	5,092,000	4,992,017
Pacific Gas and Electric Company	4.950%	07/01/50	4,895,000	3,903,505
Piedmont Natural Gas Company, Inc.	5.050%	05/15/52	4,166,000	3,742,683
				12,638,205

Total Corporate Bonds (Cost $300,837,011)				$ 285,908,116

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN GOVERNMENTS - 0.5%	Coupon	Maturity	Par Value	Value
Chile Government International Bonds	4.340%	03/07/42	$ 270,000	$ 238,257
Indonesia Government International Bonds	4.550%	01/11/28	250,000	246,501
Mexico Government International Bonds	4.875%	05/19/33	482,000	461,596
Mexico Government International Bonds	3.500%	02/12/34	1,018,000	855,069
Mexico Government International Bonds	6.350%	02/09/35	385,000	404,055
Mexico Government International Bonds	3.771%	05/24/61	835,000	567,963
Panama Government International Bonds	3.870%	07/23/60	508,000	337,470
Total Foreign Governments (Cost $3,781,483)				$ 3,110,911

COMMON STOCKS - 31.2%			Shares	Value
Communications - 0.6%
Entertainment Content - 0.6%
Activision Blizzard, Inc. (d)			34,636	$ 3,212,835

Consumer Discretionary - 1.7%
Home Construction - 0.6%
Toll Brothers, Inc.			45,071	3,620,553

Retail - Discretionary - 1.1%
Lowe's Companies, Inc.			27,614	6,469,132

Consumer Staples - 1.5%
Household Products - 0.5%
Estee Lauder Companies, Inc. (The) - Class A			16,553	2,979,540

Retail - Consumer Staples - 1.0%
Walmart, Inc.			34,501	5,515,330

Energy - 3.9%
Oil & Gas Producers - 2.7%
Cosan S.A. - ADR			142,756	2,395,446
Energy Transfer, L.P.			753,225	10,010,360
Petroleo Brasileiro S.A. - ADR			212,691	3,122,304
				15,528,110

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 31.2% (Continued)	Shares	Value
Energy - 3.9% (Continued)
Oil & Gas Services & Equipment - 0.9%
Schlumberger Ltd.	93,491	$ 5,454,265

Renewable Energy - 0.3%
Atlantica Sustainable Infrastructure plc	83,626	2,017,059

Financials - 5.6%
Asset Management - 1.6%
Blackstone, Inc.	42,162	4,418,156
Charles Schwab Corporation (The)	74,148	4,901,183
		9,319,339
Banking - 2.7%
Comerica, Inc.	99,237	5,354,828
JPMorgan Chase & Company	67,401	10,646,662
		16,001,490
Institutional Financial Services - 0.6%
Goldman Sachs Group, Inc. (The)	8,901	3,167,599

Insurance - 0.7%
Progressive Corporation (The)	33,204	4,183,040

Health Care - 4.7%
Biotech & Pharma - 3.3%
Amgen, Inc.	24,942	5,840,169
Bristol-Myers Squibb Company	134,473	8,362,876
Gilead Sciences, Inc.	70,020	5,331,323
		19,534,368
Medical Equipment & Devices - 1.4%
Becton, Dickinson & Company	14,777	4,117,168
Medtronic plc	45,691	4,009,842
		8,127,010
Industrials - 3.6%
Aerospace & Defense - 0.6%
Lockheed Martin Corporation	8,007	3,574,085

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 31.2% (Continued)	Shares	Value
Industrials - 3.6% (Continued)
Diversified Industrials - 0.9%
Honeywell International, Inc.	26,340	$ 5,113,384

Electrical Equipment - 0.5%
Littelfuse, Inc.	9,922	3,022,241

Machinery - 0.8%
Deere & Company	10,385	4,461,396

Transportation & Logistics - 0.8%
FedEx Corporation	18,645	5,033,218

Materials - 2.3%
Metals & Mining - 2.3%
Barrick Gold Corporation	397,490	6,872,602
Freeport-McMoRan, Inc.	140,161	6,258,189
		13,130,791
Real Estate - 0.8%
REITs - 0.8%
Public Storage	7,449	2,098,755
VICI Properties, Inc.	82,206	2,587,845
		4,686,600
Technology - 6.5%
Semiconductors - 1.7%
ASML Holding N.V.	6,785	4,860,842
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	50,836	5,040,389
		9,901,231
Software - 2.4%
Microsoft Corporation	42,396	14,241,665

Technology Hardware - 1.5%
Apple, Inc.	29,942	5,882,106
Cisco Systems, Inc.	55,854	2,906,642
		8,788,748

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 31.2% (Continued)	Shares	Value
Technology - 6.5% (Continued)
Technology Services - 0.9%
International Business Machines Corporation	36,051	$ 5,197,833

Total Common Stocks (Cost $146,217,761)		$ 182,280,862

EXCHANGE-TRADED FUNDS - 2.2%	Shares	Value
Global X Nasdaq 100 Covered Call ETF	324,635	$ 5,853,169
JPMorgan Nasdaq Equity Premium Income ETF	140,253	6,932,706
Total Exchange-Traded Funds (Cost $11,823,643)		$ 12,785,875

PREFERRED STOCKS - 1.3%	Shares	Value
Utilities - 1.3%
Electric Utilities - 1.3%
AES Corporation (The), 6.875%, 02/15/24	60,310	$ 5,161,933
NextEra Energy, Inc., 3.463%, 09/01/25	60,300	2,757,519
Total Preferred Stocks (Cost $8,894,327)		$ 7,919,452

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 4.96% (e) (Cost $6,000,521)	6,000,521	$ 6,000,521

Investments at Value - 100.0% (Cost $564,877,742)		$ 584,931,616

Liabilities in Excess of Other Assets - 0.0% (f)		(237,468)

Net Assets - 100.0%		$ 584,694,148

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $84,738,508 as of July 31, 2023, representing 14.5% of net assets.
ADR	- American Depositary Receipt
B.V.	- Besloten Vennootschap
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
S.A.B. de C.V.	- Societe Anonima Bursatil de Capital Variable
S.p.A.	- Societa per Azioni

(a)	The rate shown represents effective yield at time of purchase.
(b)	Security has a perpetual maturity date.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Non-income producing security.
(e)	The rate shown is the 7-day effective yield as of July 31, 2023.
(f)	Percentage rounds to less than 0.1%.

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2023 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 1.4%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 1.4%
U.S. Treasury Bonds	2.250%	02/15/52	$ 475,000	$ 332,407
U.S. Treasury Bonds	3.000%	08/15/52	1,401,000	1,155,114
Total U.S. Government & Agencies (Cost $1,626,707)				$ 1,487,521

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.4%
FHLMC, Pool #SD8275	4.500%	12/01/52	$ 535,325	$ 512,512
FHLMC, Pool #SD8288	5.000%	01/01/53	526,028	513,843
FHLMC, Pool #SD2605	5.500%	04/01/53	525,494	522,377
				1,548,732
Federal National Mortgage Corporation - 0.5%
FNMA, Pool #FS3394	4.000%	10/01/52	560,032	522,944

Total Collateralized Mortgage Obligations (Cost $2,091,360)				$ 2,071,676

CONVERTIBLE BONDS - 1.2%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 1.0%
Live Nation Entertainment, Inc., 144A	3.125%	01/15/29	$ 1,000,000	$ 1,092,000

Consumer Staples - 0.2%
Tilray, Inc.	5.000%	10/01/23	250,000	247,320

Total Convertible Bonds (Cost $1,279,364)				$ 1,339,320

CORPORATE BONDS - 70.8%	Coupon	Maturity	Par Value	Value
Communications - 8.7%
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	$ 360,000	$ 329,140
Charter Communications Operating, LLC	6.384%	10/23/35	1,400,000	1,374,000
Clear Channel Outdoor Holdings, Inc., 144A	5.125%	08/15/27	1,000,000	918,510
CSC Holdings, LLC, 144A	11.250%	05/15/28	1,000,000	988,750
DISH DBS Corporation	5.875%	11/15/24	1,250,000	1,147,510
Entercom Media Corporation, 144A	6.500%	05/01/27	3,000,000	45,000

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 70.8% (Continued)	Coupon	Maturity	Par Value	Value
Communications - 8.7% (Continued)
Liberty Media Corporation, 144A	2.750%	12/01/49	$ 954,613	$ 898,768
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	900,000	887,154
Telesat Canada / Telesat, LLC, 144A	4.875%	06/01/27	1,500,000	883,491
T-Mobile USA, Inc.	2.550%	02/15/31	650,000	539,319
Vodafone Group plc	4.875%	06/19/49	500,000	438,465
Zayo Group Holdings, Inc., 144A	4.000%	03/01/27	1,465,000	1,047,634
				9,497,741
Consumer Discretionary - 5.7%
Darden Restaurants, Inc.	4.550%	02/15/48	790,000	658,466
Ford Motor Credit Company, LLC	4.271%	01/09/27	1,000,000	933,509
G-III Apparel Group Ltd., 144A	7.875%	08/15/25	1,250,000	1,229,475
Lowe's Companies, Inc.	5.625%	04/15/53	325,000	322,136
Nordstrom, Inc.	2.300%	04/08/24	500,000	482,865
Odeon Finco plc, 144A	12.750%	11/01/27	1,000,000	999,120
Royal Caribbean Cruises Ltd., 144A	9.250%	01/15/29	1,070,000	1,139,140
Thor Industries, Inc., 144A	4.000%	10/15/29	500,000	429,514
				6,194,225
Consumer Staples - 2.3%
BAT Capital Corporation	7.750%	10/19/32	552,000	612,500
Pilgrim's Pride Corporation	6.250%	07/01/33	620,000	615,911
Vector Group Ltd., 144A	5.750%	02/01/29	1,000,000	869,067
Viterra Finance B.V., 144A	2.000%	04/21/26	428,000	383,381
				2,480,859
Energy - 8.1%
Civitas Resources, Inc., 144A	8.375%	07/01/28	40,000	41,142
CNX Midstream Partners, L.P., 144A	4.750%	04/15/30	1,250,000	1,083,929
Earthstone Energy Holdings, LLC, 144A	9.875%	07/15/31	1,000,000	1,031,645
Energy Transfer, L.P., Series F (a)	6.750%	12/31/49	125,000	113,500
Energy Transfer, L.P., Series G (H15T5Y + 531) (a)(b)	7.125%	05/15/65	825,000	723,903
Martin Midstream Partners, L.P., 144A	11.500%	02/15/28	500,000	493,750
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	1,100,000	1,089,904
Northern Oil and Gas, Inc., 144A	8.125%	03/01/28	1,100,000	1,091,750
Ovintiv, Inc.	5.650%	05/15/25	50,000	49,890
Petróleos Mexicanos	6.700%	02/16/32	940,000	723,669
Sempra Energy	5.500%	08/01/33	785,000	783,340
Summit Midstream Holdings, LLC, 144A	9.000%	10/15/26	1,250,000	1,228,105

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 70.8% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 8.1% (Continued)
TransCanada Trust	5.600%	03/07/82	$ 478,000	$ 402,429
				8,856,956
Financials - 16.4%
AerCap Ireland Capital Ltd.	3.300%	01/30/32	650,000	532,831
AerCap Ireland Capital Ltd.	3.850%	10/29/41	458,000	346,135
Aircastle Ltd., 144A	5.250%	08/11/25	435,000	423,257
Ally Financial, Inc.	6.992%	06/13/29	590,000	593,104
Apollo Commercial Real Estate Finance, Inc., 144A	4.625%	06/15/29	1,000,000	801,233
Ares Capital Corporation	7.000%	01/15/27	735,000	737,234
Bank of America Corporation, Series N (TSFR3M +157) (b)	4.271%	07/23/29	605,000	574,382
Barclays plc	7.385%	11/02/28	515,000	541,429
Blackstone Private Credit Fund, 144A	7.050%	09/29/25	1,000,000	1,004,173
Capital One Financial Corporation (Yield of U.S. T-Note 1.625% 02/31 +112) (b)	2.359%	07/29/32	330,000	239,277
Chubb INA Holdings, Inc.	2.850%	12/15/51	500,000	341,893
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	1,423,000	1,295,456
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	570,000	581,142
Hercules Capital, Inc.	2.625%	09/16/26	422,000	367,866
HSBC Holdings plc	6.547%	06/20/34	665,000	664,481
HSBC Holdings plc (a)	8.000%	12/31/49	615,000	618,728
Icahn Enterprises, L.P. / Icahn Enterprises Holdings, L.P.	5.250%	05/15/27	1,075,000	947,086
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	360,000	364,014
Jackson Financial, Inc.	4.000%	11/23/51	500,000	335,505
Lincoln National Corporation	3.400%	03/01/32	480,000	389,449
Lincoln National Corporation (a)	9.250%	12/31/49	320,000	339,211
Lincoln National Corporation (b)	7.688%	05/17/66	285,000	203,615
Morgan Stanley, Series F (SOFR + 262) (b)	5.297%	04/20/37	529,000	501,225
National Australia Bank Ltd., 144A	6.429%	01/12/33	485,000	493,506
NatWest Group plc	5.516%	09/30/28	800,000	786,222
Nomura Holdings, Inc.	2.329%	01/22/27	885,000	784,524
Owl Rock Capital Corporation	3.400%	07/15/26	1,250,000	1,127,735
Penske Truck Leasing Company, 144A	4.400%	07/01/27	500,000	473,847
Prospect Capital Corporation	3.364%	11/15/26	710,000	611,553

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 70.8% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 16.4% (Continued)
Unum Group	4.125%	06/15/51	$ 460,000	$ 333,751
Westpac Banking Corporation	3.133%	11/18/41	850,000	567,297
				17,921,161
Health Care - 3.3%
Bausch Health Companies, Inc., 144A	6.125%	02/01/27	1,112,000	731,814
Community Health Systems, Inc., 144A	5.250%	05/15/30	1,100,000	879,901
Flex Ltd.	6.000%	01/15/28	745,000	756,254
Par Pharmaceutical, Inc., 144A	0.000%	04/01/27	750,000	550,377
Royalty Pharma plc	3.550%	09/02/50	1,000,000	671,352
				3,589,698
Industrials - 10.1%
American Airlines Pass Through Trust, Series 2021-1B	3.950%	07/11/30	541,450	468,468
Boeing Company (The)	5.805%	05/01/50	1,000,000	1,004,624
Bombardier, Inc., 144A	7.125%	06/15/26	1,000,000	988,001
CoreCivic, Inc.	8.250%	04/15/26	1,000,000	1,007,578
Deluxe Corporation, 144A	8.000%	06/01/29	1,000,000	840,000
Foxtrot Escrow Issuer, LLC / Foxtrot Escrow Corporation, 144A	12.250%	11/15/26	400,000	372,000
GEO Group, Inc. (The)	10.500%	06/30/28	1,000,000	1,002,830
Manitowoc Company, Inc., 144A	9.000%	04/01/26	375,000	373,125
Rand Parent, LLC, 144A	8.500%	02/15/30	500,000	470,068
Regal Rexnord Corporation, 144A	6.300%	02/15/30	1,000,000	996,777
Sempra Infrastructure, 144A	3.250%	01/15/32	658,000	532,593
Sotheby's, 144A	7.375%	10/15/27	1,225,000	1,085,124
Titan Acquisition Ltd. / Titan Co-Borrower, LLC, 144A	7.750%	04/15/26	1,000,000	928,643
XPO, Inc., 144A	6.250%	06/01/28	1,000,000	990,105
				11,059,936
Materials - 1.2%
Braskem Netherlands Finance B.V., 144A	7.250%	02/13/33	370,000	364,568
Rayonier AM Products, Inc., 144A	7.625%	01/15/26	1,000,000	891,700
				1,256,268
Real Estate - 7.9%
American Homes 4 Rent, L.P.	4.300%	04/15/52	900,000	701,408
American Tower Corporation	2.950%	01/15/51	225,000	140,222
Brixmor Operating Partnership, L.P.	4.050%	07/01/30	475,000	431,664

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 70.8% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 7.9% (Continued)
Corporate Office Properties, L.P.	2.250%	03/15/26	$ 1,250,000	$ 1,112,567
Host Hotels & Resorts, Inc.	3.500%	09/15/30	375,000	318,468
Iron Mountain, Inc., 144A	5.000%	07/15/28	1,020,000	944,584
MPT Operating Partnership, L.P.	4.625%	08/01/29	1,250,000	992,649
New Residential Investment Corporation, 144A	6.250%	10/15/25	1,000,000	950,865
Sabra Health Care, L.P.	3.200%	12/01/31	750,000	573,139
Service Properties Trust	7.500%	09/15/25	1,000,000	988,935
Simon Property Group, L.P.	5.500%	03/08/33	435,000	434,255
VICI Properties, L.P.	5.125%	05/15/32	1,000,000	941,317
Vornado Realty, L.P.	3.400%	06/01/31	181,000	134,088
				8,664,161
Technology - 4.7%
Broadcom, Inc., 144A	3.500%	02/15/41	1,000,000	742,750
CommScope Finance, LLC, 144A	6.000%	03/01/26	940,000	862,508
Dell International, LLC / EMC Corporation	8.350%	07/15/46	800,000	997,883
NXP B.V. / NXP Funding, LLC	5.000%	01/15/33	570,000	547,541
Oracle Corporation	6.250%	11/09/32	575,000	607,642
Oracle Corporation	6.900%	11/09/52	320,000	356,735
TIBCO Software, Inc., 144A	6.500%	03/31/29	1,125,000	1,010,066
				5,125,125
Utilities - 2.4%
Consolidated Edison Company, Inc.	3.850%	06/15/46	1,069,000	825,174
Pacific Gas and Electric Company	4.950%	07/01/50	1,000,000	797,447
Talen Energy Supply, LLC, 144A	8.625%	06/01/30	1,000,000	1,038,750
				2,661,371

Total Corporate Bonds (Cost $84,418,871)				$ 77,307,501

FOREIGN GOVERNMENTS - 0.6%	Coupon	Maturity	Par Value	Value
Republic of South Africa Government Bonds (Cost $695,000)	5.875%	04/20/32	$ 695,000	$ 636,793

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.2%	Shares	Value
Consumer Discretionary - 1.7%
Retail - Discretionary - 1.7%
Lowe's Companies, Inc.	4,458	$ 1,044,375
TJX Companies, Inc. (The)	8,722	754,715
		1,799,090
Consumer Staples - 1.5%
Retail - Consumer Staples - 0.9%
Walmart, Inc.	6,497	1,038,610

Tobacco & Cannabis - 0.6%
Altria Group, Inc.	13,843	628,749

Energy - 1.5%
Oil & Gas Producers - 1.2%
Devon Energy Corporation	8,791	474,714
Energy Transfer, L.P.	39,016	518,523
Petroleo Brasileiro S.A. - ADR	25,324	371,756
		1,364,993
Renewable Energy - 0.3%
Atlantica Sustainable Infrastructure plc	12,896	311,051

Financials - 3.6%
Asset Management - 1.1%
Blackstone, Inc.	8,280	867,661
Charles Schwab Corporation (The)	5,198	343,588
		1,211,249
Banking - 2.1%
Comerica, Inc.	14,595	787,546
Sumitomo Mitsui Financial Group, Inc. - ADR	102,789	957,994
Truist Financial Corporation	16,115	535,340
		2,280,880
Institutional Financial Services - 0.4%
Goldman Sachs Group, Inc. (The)	1,168	415,656

Health Care - 2.2%
Biotech & Pharma - 2.2%
Amgen, Inc.	3,575	837,086

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.2% (Continued)	Shares	Value
Health Care - 2.2% (Continued)
Biotech & Pharma - 2.2% (Continued)
Bristol-Myers Squibb Company	12,885	$ 801,318
Gilead Sciences, Inc.	10,568	804,648
		2,443,052
Industrials - 1.4%
Aerospace & Defense - 0.8%
Moog, Inc. - Class A	8,502	896,451

Transportation & Logistics - 0.6%
FedEx Corporation	2,360	637,082

Materials - 1.1%
Containers & Packaging - 0.3%
WestRock Company	8,799	292,919

Metals & Mining - 0.8%
Barrick Gold Corporation	26,200	452,998
Freeport-McMoRan, Inc.	10,166	453,912
		906,910
Real Estate - 1.9%
REITs - 1.9%
National Retail Properties, Inc.	15,602	665,893
Urban Edge Properties	35,241	599,450
VICI Properties, Inc.	24,132	759,675
		2,025,018
Technology - 3.7%
Semiconductors - 1.0%
ASML Holding N.V.	885	634,023
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,764	472,350
		1,106,373
Software - 1.0%
Microsoft Corporation	3,156	1,060,164

Technology Hardware - 1.7%
Apple, Inc.	5,584	1,096,977

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.2% (Continued)	Shares	Value
Technology - 3.7% (Continued)
Technology Hardware - 1.7% (Continued)
Cisco Systems, Inc.	15,876	$ 826,187
		1,923,164
Utilities - 0.6%
Electric Utilities - 0.6%
Enterprise Products Partners, L.P.	23,050	611,056

Total Common Stocks (Cost $18,551,641)		$ 20,952,467

EXCHANGE-TRADED FUNDS - 2.8%	Shares	Value
Global X Nasdaq 100 Covered Call ETF	45,493	$ 820,239
JPMorgan Nasdaq Equity Premium Income ETF	27,479	1,358,287
SPDR S&P 500 ETF Trust	1,821	833,635
Total Exchange-Traded Funds (Cost $2,839,517)		$ 3,012,161

PREFERRED STOCKS - 0.5%	Shares	Value
Real Estate - 0.5%
REITs - 0.5%
Vinebrook Homes Trust, Inc., Series B, 9.500% (c) (Cost $500,000)	20,000	$ 500,000

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.6%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 4.96% (d) (Cost $1,769,599)	1,769,599	$ 1,769,599

Investments at Value - 100.0% (Cost $113,772,059)	$ 109,077,038

Other Assets in Excess of Liabilities - 0.0% (e)	40,067

Net Assets - 100.0%	$ 109,117,105

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $39,294,162 as of July 31, 2023, representing 36.0% of net assets.
ADR	- American Depositary Receipt
B.V.	- Besloten Vennootschap
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
S.A.B. de C.V.	- Societe Anonima Bursatil de Capital Variable
S.p.A.	- Societa per Azioni

(a)	Security has a perpetual maturity date.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Non-income producing security.
(d)	The rate shown is the 7-day effective yield as of July 31, 2023.
(e)	Percentage rounds to less than 0.1%.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2023 (Unaudited)

CONVERTIBLE BONDS - 65.4%	Coupon	Maturity	Par Value	Value
Communications - 3.4%
Airbnb, Inc.	0.000%	03/15/26	$ 1,800,000	$ 1,619,100
Liberty Broadband Corporation, 144A	3.125%	03/31/53	2,500,000	2,540,000
Liberty Media Corporation - Liberty Formula One, 144A	2.250%	08/15/27	1,000,000	1,053,000
				5,212,100
Consumer Discretionary - 6.9%
Etsy, Inc.	0.125%	09/01/27	3,000,000	2,632,820
Ford Motor Company	0.000%	03/15/26	3,500,000	3,570,000
Huazhu Group Ltd.	3.000%	05/01/26	785,000	1,001,268
Live Nation Entertainment, Inc., 144A *	3.125%	01/15/29	3,000,000	3,275,999
				10,480,087
Consumer Staples - 5.3%
MGP Ingredients, Inc.	1.875%	11/15/41	3,000,000	3,868,500
Post Holdings, Inc., 144A *	2.500%	08/15/27	2,000,000	1,988,000
Tilray, Inc. *	5.000%	10/01/23	2,275,000	2,250,614
				8,107,114
Energy - 5.6%
CMS Energy Corporation, 144A	3.375%	05/01/28	2,000,000	1,990,000
Northern Oil & Gas, Inc., 144A *	3.625%	04/15/29	3,500,000	4,264,463
Sunnova Energy International, Inc.	0.250%	12/01/26	3,000,000	2,334,000
				8,588,463
Financials - 0.9%
Avolon Holdings Funding Ltd., 144A	4.250%	04/15/26	250,000	234,916
Redwood Trust, Inc.	5.625%	07/15/24	1,097,000	1,064,158
				1,299,074
Health Care - 10.9%
Alnylam Pharmaceuticals, Inc., 144A	1.000%	09/15/27	3,000,000	2,927,414
CONMED Corporation, 144A	2.250%	06/15/27	3,000,000	3,148,500
Halozyme Therapeutics, Inc., 144A	1.000%	08/15/28	2,250,000	2,246,625
Integer Holdings Corporation, 144A	2.125%	02/15/28	3,000,000	3,654,000
Jazz Investments I Ltd.	2.000%	06/15/26	2,500,000	2,587,500
Lantheus Holdings, Inc., 144A	2.625%	12/15/27	1,500,000	1,993,913
				16,557,952
Industrials - 5.9%
American Airlines Group, Inc.	6.500%	07/01/25	1,500,000	1,836,000

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 65.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 5.9% (Continued)
Axon Enterprise, Inc., 144A *	0.500%	12/15/27	$ 2,500,000	$ 2,573,750
Bloom Energy Corporation, 144A	3.000%	06/01/28	3,000,000	3,598,100
Camtek Ltd., 144A	0.000%	12/01/26	1,000,000	1,006,500
				9,014,350
Materials - 1.8%
MP Materials Corporation, 144A	0.250%	04/01/26	3,000,000	2,724,215

Real Estate - 3.2%
Marriott Vacations Worldwide Corporation, 144A	3.250%	12/15/27	2,000,000	1,920,000
Radius Global Infrastructure, Inc., 144A	2.500%	09/15/26	3,000,000	2,955,000
				4,875,000
Technology - 18.5%
Akamai Technologies, Inc.	0.375%	09/01/27	3,000,000	2,947,499
Bill.com Holdings, Inc.	0.000%	04/01/27	2,391,000	1,971,081
Dropbox, Inc.	0.000%	03/01/28	3,000,000	2,890,500
Envestnet, Inc., 144A	2.625%	12/01/27	2,500,000	2,687,500
InterDigital, Inc.	3.500%	06/01/27	2,000,000	2,622,639
Lumentum Holdings, Inc. *	0.500%	12/15/26	2,000,000	1,728,183
Lumentum Holdings, Inc.	0.500%	06/15/28	2,000,000	1,533,773
ON Semiconductor Corporation, 144A	0.500%	03/01/29	2,500,000	3,044,191
Splunk, Inc.	1.125%	06/15/27	3,000,000	2,584,500
Vishay Intertechnology, Inc.	2.250%	06/15/25	2,000,000	2,136,200
Wolfspeed, Inc.	0.250%	02/15/28	2,000,000	1,664,000
Ziff Davis, Inc. *	1.750%	11/01/26	2,500,000	2,375,000
				28,185,066
Utilities - 3.0%
Ormat Technologies, Inc.	2.500%	07/15/27	2,000,000	2,157,000
PPL Capital Funding, Inc., 144A	2.875%	03/15/28	2,500,000	2,413,750
				4,570,750

Total Convertible Bonds (Cost $97,795,498)				$ 99,614,171

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 30.6%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 5.4%
Carnival Corporation	7.200%	10/01/23	$ 775,000	$ 773,063
Ford Motor Credit Company, LLC *	6.950%	03/06/26	1,000,000	1,009,879
Nordstrom, Inc.	2.300%	04/08/24	2,000,000	1,931,460
Royal Caribbean Cruises Ltd., 144A	6.000%	08/15/25	1,500,000	3,441,000
Royal Caribbean Cruises Ltd., 144A	9.250%	01/15/29	1,070,000	1,139,140
				8,294,542
Consumer Staples - 1.5%
Vector Group Ltd., 144A *	5.750%	02/01/29	1,000,000	869,067
Viterra Finance B.V., 144A *	2.000%	04/21/26	1,500,000	1,343,626
				2,212,693
Energy - 3.7%
Enphase Energy, Inc. *	0.000%	03/01/28	3,000,000	2,703,131
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	1,225,000	1,213,756
Ovintiv, Inc.	5.650%	05/15/25	229,000	228,494
Phillips 66 *	0.900%	02/15/24	500,000	486,953
Yum! Brands, Inc.	3.875%	11/01/23	1,000,000	993,232
				5,625,566
Financials - 9.6%
Aircastle Ltd., 144A	5.250%	08/11/25	1,200,000	1,167,605
Apollo Commercial Real Estate Finance, Inc.	5.375%	10/15/23	3,000,000	2,979,374
Ares Capital Corporation	7.000%	01/15/27	1,735,000	1,740,274
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	1,000,000	910,370
Corebridge Financial, Inc., 144A	3.500%	04/04/25	1,200,000	1,151,411
Mitsubishi UFJ Financial Group	4.788%	07/18/25	1,100,000	1,087,454
PennyMac Mortgage Investment Trust *	5.500%	11/01/24	2,500,000	2,392,500
Royal Bank of Canada	1.600%	01/21/25	1,000,000	945,295
Starwood Property Trust, Inc., 144A	3.750%	12/31/24	2,400,000	2,296,020
				14,670,303
Industrials - 1.8%
Alarm.com Holdings, Inc.	0.000%	01/15/26	2,000,000	1,713,000
Triton Container International Ltd., 144A	0.800%	08/01/23	1,000,000	1,000,000
				2,713,000
Materials - 0.7%
Celanese US Holdings, LLC	5.900%	07/05/24	1,000,000	998,215

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 30.6% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 1.7%
Hospitality Properties Trust	4.650%	03/15/24	$ 1,000,000	$ 982,587
Iron Mountain, Inc., 144A	5.000%	07/15/28	1,000,000	926,063
VICI Properties, Inc., 144A	5.625%	05/01/24	750,000	746,090
				2,654,740
Technology - 6.2%
Dell International, LLC / EMC Corporation *	6.020%	06/15/26	391,000	396,317
MongoDB, Inc.	0.250%	01/15/26	2,355,000	4,807,733
Progress Software Corporation	1.000%	04/15/26	3,115,000	3,495,030
TIBCO Software, Inc., 144A	6.500%	03/31/29	825,000	740,715
				9,439,795

Total Corporate Bonds (Cost $42,824,322)				$ 46,608,854

FOREIGN GOVERNMENTS - 0.1%	Coupon	Maturity	Par Value	Value
Mexico Government International Bonds (Cost $199,632)	5.400%	02/09/28	$ 200,000	$ 202,423

PURCHASED OPTION CONTRACTS - 0.0% (a)	Strike Price	Contracts	Notional Value	Value
Put Option Contracts - 0.0% (a)
S&P Dow Jones Index, 09/01/23 (Cost $90,230)	$ 3,900 .00	10	$ 4,588,960	$ 2,150

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.5%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 4.96% (b) (Cost $5,353,366)	5,353,366	$ 5,353,366

Investments at Value - 99.6% (Cost $146,263,048)		$ 151,780,964

Other Assets in Excess of Liabilities - 0.4%		507,270

Net Assets - 100.0%		$ 152,288,234

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $69,184,699 as of July 31, 2023, representing 45.4% of net assets.
B.V.	- Besloten Vennootschap

*	All or a part of this security has been pledged as collateral for derivative instruments held by the Fund.
(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of July 31, 2023.
The average monthly notional value of purchased option contracts during the nine months ended July 31, 2023 was $6,038,236.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2023 (Unaudited)

A list of open OTC swap agreements as of July 31, 2023, is as follows:

Total Return Swap Agreements
Number of Shares	Reference Entity	Notional Amount	Interest Rate Receivable (a)	Termination Date	Counterparty	Net Unrealized Appreciation / (Depreciation)
Short Positions
(1,600)	Airbnb, Inc.	$ (233,972)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	$ (9,164)
(14,300)	Akamai Technologies, Inc.	(1,322,178)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	(4,022)
(2,800)	Alarm.com Holdings, Inc.	(154,308)	5.07% OBFR 5.32% minus 32bp	5/31/2024	BNP Paribas	(4,022)
(6,800)	Alnylam Pharmaceuticals, Inc.	(1,379,244)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	(4,022)
(64,700)	American Airlines Group, Inc.	(1,172,328)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	(4,022)
(1)	Atlanta Braves Holdings, Inc.	(38)	0% OBFR 0% minus 0bp	5/31/2024	BNP Paribas	(3)
(7,600)	Axon Enterprise, Inc.	(1,490,816)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	80,094
(1,400)	Bill.com Holdings, Inc.	(182,238)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	7,049
(111,400)	Bloom Energy Corporation	(2,051,988)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	82,374
(7,900)	Camtek Ltd.	(347,305)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	(27,414)
(2,400)	Charter Communications, Inc.	(907,282)	5.07% OBFR 5.32% minus 25bp	5/31/2024	BNP Paribas	(63,746)
(9,400)	CMS Energy Corporation	(564,000)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	(9,171)
(13,200)	CONMED Corporation	(1,733,843)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	138,711
(49,600)	Dropbox, Inc.	(1,379,376)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	44,827
(5,900)	Enphase Energy, Inc.	(1,119,053)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	225,017
(21,100)	Envestnet, Inc.	(1,282,036)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	(23,725)
(5,900)	Etsy, Inc.	(414,287)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	(47,808)
(146,600)	Ford Motor Company	(2,065,594)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	110,268
(23,500)	Halozyme Therapeutics, Inc.	(946,345)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	(61,726)
(13,000)	Huazhu Group Ltd.	(564,720)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	(58,911)
(23,700)	Integer Holdings Corporation	(1,993,756)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	(194,883)
(18,100)	InterDigital, Inc.	(1,752,985)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	78,054
(9,000)	Jazz Pharmaceuticals plc	(1,135,620)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	(36,373)
(13,500)	Lantheus Holdings, Inc.	(1,179,900)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	33,922
(7,700)	Liberty Media Corporation - Liberty Formula One	(561,792)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	3,656
(18,400)	Live Nation Entertainment, Inc.	(1,734,936)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	123,066
(11,300)	Lumentum Holdings, Inc.	(592,007)	4.75% OBFR 5.32% minus 57bp	5/31/2024	BNP Paribas	1,271
(4,300)	Marriott Vacations Worldwide Corporation	(559,946)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	8,234
(20,000)	MGP Ingredients, Inc.	(2,222,000)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	(54,704)
(9,700)	MongoDB, Inc.	(3,968,949)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	(131,786)
(26,000)	MP Materials Corporation	(646,360)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	27,277

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2023 (Unaudited)

Total Return Swap Agreements (Continued)

Number of Shares	Reference Entity	Notional Amount	Interest Rate Receivable (a)	Termination Date	Counterparty	Net Unrealized Appreciation / (Depreciation)
(61,300)	Northern Oil & Gas, Inc.	$(2,120,367)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	$ (289,678)
(15,368)	ON Semiconductor Corporation	(1,603,343)	5.07% OBFR 5.32% minus 25bp	5/31/2024	BNP Paribas	(50,036)
(16,200)	Ormat Technologies, Inc.	(1,364,364)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	49,451
(11,200)	Post Holdings, Inc.	(960,960)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	7,112
(22,000)	PPL Corporation	(581,900)	5.07% OBFR 5.32% minus 25bp	5/31/2024	BNP Paribas	(22,844)
(36,569)	Progress Software Corporation	(2,153,182)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	(39,763)
(28,400)	Royal Caribbean Cruises Ltd.	(2,815,102)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	(279,193)
(2,900)	Splunk, Inc.	(322,103)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	8,453
(59,300)	Sunnova Energy International, Inc.	(1,339,389)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	294,259
(32,600)	Vishay Intertechnology, Inc.	(961,374)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	45,197
(8,300)	Wolfspeed, Inc.	(554,108)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	8,010
(10,100)	Ziff Davis, Inc.	(743,035)	4.97% OBFR 5.32% minus 35bp	5/31/2024	BNP Paribas	11,752
Total Short Positions						$ 126,209

			Total swap agreements at value (assets)			$ 1,531,196
			Total swap agreements at value (liabilities)			(1,404,987)
			Net swap agreements at value			$ 126,209

OFBR - Overnight Bank Funding Rate

OTC - Over the Counter

(a)	Payment frequency is monthly.

The average monthly notional value for Swap Agreements - appreciation during the nine months ended July 31, 2023 was $647,269.

The average monthly notional value for Swap Agreements - depreciation during the nine months ended July 31, 2023 was $(36,471,915).

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2023 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communications - 1.1%
Internet Media & Services - 0.5%
HealthStream, Inc.	5,394	$ 121,257

Publishing & Broadcasting - 0.6%
Entravision Communications Corporation - Class A	35,467	169,532

Consumer Discretionary - 12.3%
Apparel & Textile Products - 3.7%
Oxford Industries, Inc.	4,627	499,022
Steven Madden Ltd.	13,429	448,260
		947,282
Automotive - 0.5%
Dorman Products, Inc. (a)	1,550	131,269

Consumer Services - 0.5%
Laureate Education, Inc.	10,138	129,969

E-Commerce Discretionary - 0.5%
Solo Brands, Inc. - Class A (a)	23,172	135,788

Home & Office Products - 0.5%
HNI Corporation	4,563	132,738

Leisure Facilities & Services - 3.2%
Cracker Barrel Old Country Store, Inc.	1,306	121,719
Monarch Casino & Resort, Inc.	4,239	293,848
RCI Hospitality Holdings, Inc.	6,008	419,058
		834,625
Leisure Products - 0.6%
Escalade, Inc.	9,590	140,014

Retail - Discretionary - 1.8%
Guess?, Inc.	7,472	156,837
Hibbett Sports, Inc.	6,786	314,871
		471,708

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Value
Consumer Discretionary - 12.3% (Continued)
Wholesale - Discretionary - 1.0%
Climb Global Solutions, Inc.	2,796	$ 135,270
ePlus, Inc. (a)	2,186	123,181
		258,451
Consumer Staples - 4.0%
Food - 2.5%
John B. Sanfilippo & Son, Inc.	3,595	391,532
Phibro Animal Health Corporation - Class A	8,950	129,596
USANA Health Sciences, Inc. (a)	2,051	133,130
		654,258
Retail - Consumer Staples - 0.5%
PriceSmart, Inc.	1,565	121,647

Tobacco & Cannabis - 1.0%
Turning Point Brands, Inc.	11,068	263,972

Energy - 6.8%
Oil & Gas Producers - 4.1%
CVR Energy, Inc.	6,260	229,992
Permian Resources Corporation	31,272	365,570
Riley Exploration Permian, Inc.	12,473	467,114
		1,062,676
Renewable Energy - 2.7%
EnerSys	5,273	571,171
REX American Resources Corporation (a)	3,569	132,125
		703,296
Financials - 5.0%
Asset Management - 3.5%
Diamond Hill Investment Group, Inc.	2,104	381,897
OmniAb Operations, Inc. (a)	870	4,785
OmniAb Operations, Inc. (a)	870	4,785
Victory Capital Holdings, Inc.	15,240	505,359
		896,826
Banking - 1.0%
Citizens Financial Services, Inc.	1,847	130,167

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Value
Financials - 5.0% (Continued)
Banking - 1.0% (Continued)
First BanCorp	9,674	$ 143,659
		273,826
Insurance - 0.5%
AMERISAFE, Inc.	2,328	121,335

Health Care - 18.0%
Biotech & Pharma - 9.7%
Aclaris Therapeutics, Inc. (a)	14,818	146,254
Aldeyra Therapeutics, Inc. (a)	37,257	302,341
Alpine Immune Sciences, Inc. (a)	19,918	249,772
Arrowhead Pharmaceuticals, Inc. (a)	10,985	379,202
Arvinas, Inc. (a)	7,136	176,402
Crinetics Pharmaceuticals, Inc. (a)	6,656	126,464
Keros Therapeutics, Inc. (a)	5,697	238,590
PetIQ, Inc. (a)	9,511	159,214
Pliant Therapeutics, Inc. (a)	12,113	216,096
REVOLUTION Medicines, Inc. (a)	19,746	518,332
		2,512,667
Health Care Facilities & Services - 6.7%
Addus HomeCare Corporation (a)	1,312	120,140
Agiliti, Inc. (a)	16,879	289,813
Ensign Group, Inc. (The)	3,445	333,717
Option Care Health, Inc. (a)	11,045	373,100
Patterson Companies, Inc.	4,153	136,592
Select Medical Holdings Corporation	15,907	477,369
		1,730,731
Medical Equipment & Devices - 1.6%
Castle Biosciences, Inc. (a)	12,242	206,278
Utah Medical Products, Inc.	2,046	201,183
		407,461
Industrials - 16.8%
Aerospace & Defense - 0.5%
Moog, Inc. - Class A	1,129	119,042

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Value
Industrials - 16.8% (Continued)
Commercial Support Services - 4.3%
AMN Healthcare Services, Inc. (a)	2,172	$ 232,730
ASGN, Inc. (a)	1,606	122,570
CBIZ, Inc. (a)	3,475	183,792
CRA International, Inc.	1,199	120,008
Hackett Group, Inc. (The)	6,063	140,965
Heritage-Crystal Clean, Inc. (a)	3,797	174,928
Information Services Group, Inc.	25,967	133,730
		1,108,723
Electrical Equipment - 2.1%
Alarm.com Holdings, Inc. (a)	2,607	143,933
Allied Motion Technologies, Inc.	6,726	261,641
Kimball Electronics, Inc. (a)	4,769	139,159
		544,733
Engineering & Construction - 0.5%
Primoris Services Corporation	4,099	130,184

Industrial Intermediate Products - 0.7%
Distribution Solutions Group, Inc. (a)	3,355	186,001

Industrial Support Services - 0.5%
MRC Global, Inc. (a)	11,693	132,014

Machinery - 5.0%
Douglas Dynamics, Inc.	3,998	124,138
John Bean Technologies Corporation	4,833	597,407
Kadant, Inc.	2,608	581,193
		1,302,738
Transportation & Logistics - 2.7%
Dorian LPG Ltd.	8,510	253,088
Forward Air Corporation	2,617	311,004
Werner Enterprises, Inc.	2,804	131,844
		695,936
Transportation Equipment - 0.5%
Trinity Industries, Inc.	5,068	132,883

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Value
Materials - 8.6%
Chemicals - 3.3%
American Vanguard Corporation	7,145	$ 129,039
H.B. Fuller Company	7,891	584,171
Innospec, Inc.	1,233	132,103
		845,313
Construction Materials - 2.6%
Simpson Manufacturing Company, Inc.	4,238	669,604

Containers & Packaging - 1.0%
Karat Packaging, Inc.	6,631	134,808
Myers Industries, Inc.	6,787	133,093
		267,901
Forestry, Paper & Wood Products - 1.7%
UFP Industries, Inc.	4,158	427,276

Real Estate - 1.5%
REITs - 1.5%
Essential Properties Realty Trust, Inc.	10,464	256,891
Four Corners Property Trust, Inc.	4,749	124,899
		381,790
Technology - 24.7%
Semiconductors - 10.0%
CTS Corporation	3,302	147,368
Kulicke & Soffa Industries, Inc.	7,641	457,543
NVE Corporation	5,611	444,447
Onto Innovation, Inc. (a)	5,808	722,051
Power Integrations, Inc.	6,845	664,923
SMART Global Holdings, Inc. (a)	5,446	144,864
		2,581,196
Software - 10.9%
ACI Worldwide, Inc. (a)	5,712	132,461
Apollo Medical Holdings, Inc. (a)	8,593	314,762
Digital Turbine, Inc. (a)	11,825	128,183
Ebix, Inc.	14,192	439,384
Everbridge, Inc. (a)	11,588	357,374
Expensify, Inc. (a)	18,021	145,249

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Value
Technology - 24.7% (Continued)
Software - 10.9% (Continued)
Health Catalyst, Inc. (a)	36,380	$ 510,411
Progress Software Corporation	4,130	248,048
PubMatic, Inc. - Class A (a)	26,905	537,831
		2,813,703
Technology Hardware - 2.8%
A10 Networks, Inc.	11,617	180,296
InterDigital, Inc.	4,429	410,524
Sanmina Corporation (a)	2,358	144,923
		735,743
Technology Services - 1.0%
Cass Information Systems, Inc.	3,241	122,996
Insight Enterprises, Inc. (a)	935	137,155
		260,151
Utilities - 1.1%
Electric Utilities - 1.1%
Unitil Corporation	5,386	280,288

Total Common Stocks (Cost $24,658,162)		$ 25,836,547

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.20% (b) (Cost $16,097)	16,097	$ 16,097

Investments at Value - 100.0% (Cost $24,674,259)		$ 25,852,644

Other Assets in Excess of Liabilities - 0.0% (c)		5,119

Net Assets - 100.0%		$ 25,857,763

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2023.
(c)	Percentage rounds to less than 0.1%.